Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2014
Concentrations of Credit Risk
Concentrations of Credit Risk

14. Concentrations of Credit Risk

        Financial instruments which potentially subject the Company to credit risk consist primarily of cash balances, accounts receivable and derivative financial instruments.

        The Company maintains cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. The Company has not experienced any significant losses from such investments. The Company attempts to limit the amount of credit exposure to any one financial institution or company.

        The Company normally sells production to a relatively small number of purchasers, as is customary in the exploration, development and production business. The Company typically sells a substantial portion of production under short-term (usually one month) contracts tied to a local index. The Company does not have any long-term, fixed-price sales contracts. For the year ended December 31, 2014, four purchasers accounted for 28%, 18%, 15% and 12% respectively, of the Company's revenue. For the year ended December 31, 2013, five purchasers accounted for 28%, 16%, 13%, 12% and 11% respectively, of the Company's revenue. For the year ended December 31, 2012, three purchasers accounted for 41%, 32% and 10%, respectively, of the Company's revenue.

        Substantially all of the Company's accounts receivable result from the sale of oil, natural gas and natural gas liquids. At December 31, 2014, four purchasers accounted for approximately 25%, 23%, 15% and 13% respectively, of the accounts receivable balance. At December 31, 2013, three purchasers accounted for approximately 31%, 16%, and 13%, respectively, of the accounts receivable balance.

        Derivative financial instruments are generally executed with major financial institutions that expose the Company to market and credit risks and which may, at times, be concentrated with certain counterparties. The credit worthiness of the counterparties is subject to continual review. The Company also has netting arrangements in place with counterparties to reduce credit exposure. The Company has not experienced any losses from such instruments.